Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016		May 31, 2015		May 31, 2014		May 31, 2013
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,220,348
Beginning Balance, shares		158,379,387
Issuance of ADS shares for the exercises of employee share options						$ 7,848
Reissuance of treasury stock for the exercises of employee share options		$ 2,431		$ 11,362		13,524
Reissuance of treasury stock for the exercises of employee share options, shares		2,208,545
Reissuance of treasury stock for Non-vested equity shares vested, shares		2,097,814
Share based compensation expense		$ 16,810		15,689		20,079
Dividend declared		(62,668)	[1]			(54,476)	[2]
Share repurchase				$ (59,420)	[3]	$ (16,865)	[4]
Share repurchase, shares				(2,800,849)		(762,100)		(1,683,400)
Net income		224,884		$ 193,013		$ 215,704
Capital injection of noncontrolling interests		68,498		3,791
Repurchase share from noncontrolling interest		(3,752)
Equity restructuring of Xuncheng		(766)
Foreign currency translation adjustment		(72,464)		12,006		(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		36,635		21,940		$ 586
Ending Balance		$ 1,404,572		$ 1,220,348
Ending Balance, shares		158,379,387		158,379,387
Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		156,486,763		157,758,666		156,695,987
Issuance of ADS shares for the exercises of employee share options						$ 11
Reissuance of treasury stock for the exercises of employee share options, shares		240,304		953,514		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		712,330		575,432		810,052
Share repurchase, shares				(2,800,849)	[3]	(762,100)	[4]
Ending Balance, shares		157,439,397		156,486,763		157,758,666		156,695,987
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance of ADS shares for the exercises of employee share options						$ 7,837
Reissuance of treasury stock for the exercises of employee share options		$ 2,428		$ 11,353		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(7)		(6)		(8)
Share based compensation expense		16,810		15,689		20,079
Dividend declared	[2]					(14,891)
Share repurchase				(59,392)	[3]	(16,858)	[4]
Capital injection of noncontrolling interests		39,579
Repurchase share from noncontrolling interest		(255)
Equity restructuring of Xuncheng	[5]	23,214
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options		3		9		10
Reissuance of treasury stock for Non-vested equity shares vested		7		6		8
Share repurchase				(28)	[3]	(7)	[4]
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend declared		(62,668)	[1]			(39,585)	[2]
Equity restructuring of Xuncheng	[5]	(22,448)
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustment		(72,193)		12,006		(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		35,636		21,940		586
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,220,348		1,025,758		857,252
Beginning Balance, shares		158,379,387
Issuance of ADS shares for the exercises of employee share options						7,848
Reissuance of treasury stock for the exercises of employee share options		$ 2,431		11,362		13,524
Share based compensation expense		16,810		15,689		20,079
Dividend declared		(62,668)				(54,476)
Share repurchase				(59,420)		(16,865)
Net income		224,884		193,013		215,704
Capital injection of noncontrolling interests		39,579
Repurchase share from noncontrolling interest		(255)
Foreign currency translation adjustment		(72,193)		12,006		(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		35,636		21,940		586
Ending Balance		$ 1,404,572		$ 1,220,348		1,025,758		$ 857,252
Ending Balance, shares		158,379,387		158,379,387
Parent Company [Member] | Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,584		$ 1,584		$ 1,573
Beginning Balance, shares		156,486,763		157,758,666		156,695,987
Issuance of ADS shares for the exercises of employee share options						$ 11
Reissuance of treasury stock for the exercises of employee share options, shares		240,304		953,514		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		712,330		575,432		810,052
Share repurchase, shares				(2,800,849)		(762,100)
Ending Balance		$ 1,584		$ 1,584		$ 1,584		$ 1,573
Ending Balance, shares		157,439,397		156,486,763		157,758,666		156,695,987
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 141,653		$ 174,009		$ 164,336
Issuance of ADS shares for the exercises of employee share options						7,837
Reissuance of treasury stock for the exercises of employee share options		2,428		11,353		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(7)		(6)		(8)
Share based compensation expense		16,810		15,689		20,079
Dividend declared						(14,891)
Share repurchase				(59,392)		(16,858)
Capital injection of noncontrolling interests		39,579
Repurchase share from noncontrolling interest		(255)
Equity restructuring of Xuncheng		23,214
Ending Balance		223,422		141,653		174,009		$ 164,336
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(19)		(6)		(17)
Reissuance of treasury stock for the exercises of employee share options		3		9		10
Reissuance of treasury stock for Non-vested equity shares vested		7		6		8
Share repurchase				(28)		(7)
Ending Balance		(9)		(19)		(6)		(17)
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		977,625		784,612		608,493
Dividend declared		(62,668)				(39,585)
Net income		224,884		193,013		215,704
Equity restructuring of Xuncheng		(23,214)
Ending Balance		1,116,627		977,625		784,612		608,493
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		99,505		65,559		82,867
Foreign currency translation adjustment		(72,193)		12,006		(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		35,636		21,940		586
Ending Balance		$ 62,948		$ 99,505		$ 65,559		$ 82,867

[1]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per ADS. The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015.
[2]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[3]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.
[4]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares. 1,683,400 and 762,100 shares were repurchased in the years ended May 31, 2013 and 2014, respectively.
[5]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financials statements.